Preferred Stock (Details)	3 Months Ended
Mar. 31, 2022
Preferred Stock (Details) [Line Items]
Preferred stock, conversion description	the Company’s Series A, Series B, Series C, Series C-1, Series D, Series D-1, Series D-2, Series D-3 and Series D-3A Preferred Stock (collectively, “Preferred Stock”) have the following rights, preferences and privileges:
Voting rights, description	the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, holders of Preferred Stock are entitled to receive distributions of any assets of the Company in order of their preferences.